Property, Plant and Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		$ 83,954	$ 99,443
Ending balance		58,325	83,954
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		97,272	116,405
Additions		428	1,313
Disposals		(229)	(10,021)
Dispositions of subsidiaries		(27,214)	(4,327)	[1]
Reclassified from inventories			3,786
Impairments		(46)	(7,863)
Currency translation adjustments		3,559	(2,021)
Ending balance		73,770	97,272
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0	944
Additions			26
Disposals			0
Dispositions of subsidiaries	[1]		(1,221)
Reclassified from inventories			0
Impairments			0
Currency translation adjustments			251
Ending balance			0
Gross carrying amount | Refinery and power plants
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		92,434	91,392
Additions		0	0
Disposals		(148)	0
Dispositions of subsidiaries		(27,214)	0	[1]
Reclassified from inventories			3,786
Impairments		0	0
Currency translation adjustments		3,487	(2,744)
Ending balance		68,559	92,434
Gross carrying amount | Processing plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,703	18,880
Additions		88	987
Disposals		(25)	(8,678)
Dispositions of subsidiaries		0	57	[1]
Reclassified from inventories			0
Impairments		(42)	(7,863)
Currency translation adjustments		37	320
Ending balance		3,761	3,703
Gross carrying amount | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,135	5,189
Additions		340	300
Disposals		(56)	(1,343)
Dispositions of subsidiaries		0	(3,163)	[1]
Reclassified from inventories			0
Impairments		(4)	0
Currency translation adjustments		35	152
Ending balance		1,450	1,135
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		13,318	16,962
Additions		3,241	4,372
Disposals		(218)	(3,412)
Dispositions of subsidiaries		(1,668)	(3,264)
Impairments		(31)	(1,223)
Currency translation adjustments		803	(117)
Ending balance		15,445	13,318
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0	208
Additions			344
Disposals			0
Dispositions of subsidiaries			(598)
Impairments			0
Currency translation adjustments			46
Ending balance			0
Accumulated depreciation | Refinery and power plants
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		11,047	9,308
Additions		2,775	2,267
Disposals		(148)	0
Dispositions of subsidiaries		(1,668)	0
Impairments		0	0
Currency translation adjustments		757	(528)
Ending balance		12,763	11,047
Accumulated depreciation | Processing plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,626	3,545
Additions		255	1,377
Disposals		(10)	(2,294)
Dispositions of subsidiaries		0	(27)
Impairments		(27)	(1,223)
Currency translation adjustments		29	248
Ending balance		1,873	1,626
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		645	3,901
Additions		211	384
Disposals		(60)	(1,118)
Dispositions of subsidiaries		0	(2,639)
Impairments		(4)	0
Currency translation adjustments		17	117
Ending balance		$ 809	$ 645

[1]	Net of acquisition of a subsidiary